UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07223 )

Exact name of registrant as specified in charter: Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006 Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Classic Equity Fund

The fund's portfolio
8/31/06 (Unaudited)
COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
Lockheed Martin Corp.	129,200	$10,671,920

Airlines (1.4%)
AMR Corp. (NON)	283,400	5,852,210
Southwest Airlines Co.	246,100	4,262,452
		10,114,662

Banking (7.0%)
Bank of America Corp.	652,100	33,563,587
PNC Financial Services Group	102,000	7,220,580
U.S. Bancorp	360,300	11,554,821
		52,338,988

Biotechnology (2.0%)
Amgen, Inc. (NON)	223,500	15,182,355

Building Materials (0.6%)
Vulcan Materials Co. (S)	59,600	4,685,156

Chemicals (0.9%)
Rohm & Haas Co.	154,400	6,809,040

Coal (0.2%)
Peabody Energy Corp. (S)	31,700	1,397,019

Commercial and Consumer Services (0.2%)
Cendant Corp. (S)	787,200	1,519,296

Communications Equipment (2.3%)
Cisco Systems, Inc. (NON)	776,500	17,075,235

Computers (4.2%)

Dell, Inc. (NON)	399,800	9,015,490
EMC Corp. (NON)	541,500	6,308,475
Hewlett-Packard Co.	430,500	15,739,080
		31,063,045

Conglomerates (3.4%)
Textron, Inc.	49,100	4,117,526
Tyco International, Ltd. (Bermuda)	807,600	21,118,740
		25,236,266

Consumer Finance (2.6%)
Capital One Financial Corp.	90,700	6,630,170
Countrywide Financial Corp.	374,700	12,664,860
		19,295,030

Consumer Goods (0.6%)
Newell Rubbermaid, Inc.	159,100	4,294,109

Containers (0.8%)
Ball Corp.	141,900	5,724,246

Electric Utilities (1.0%)
PG&E Corp.	176,800	7,413,224

Electronics (4.1%)
Arrow Electronics, Inc. (NON) (S)	215,400	6,009,660
Intel Corp.	1,254,900	24,520,746
		30,530,406

Energy (1.2%)
Cameron International Corp. (NON) (S)	184,000	8,815,440

Financial (10.7%)
Citigroup, Inc.	782,000	38,591,700

JPMorgan Chase & Co.	610,100	27,857,166
MGIC Investment Corp.	81,500	4,716,405
PMI Group, Inc. (The) (S)	196,400	8,492,336
		79,657,607

Food (1.1%)
General Mills, Inc.	157,600	8,546,648

Health Care Services (3.6%)
AmerisourceBergen Corp.	113,072	4,993,260
Cardinal Health, Inc.	169,400	11,420,948
CIGNA Corp.	91,500	10,345,905
		26,760,113

Homebuilding (0.5%)
D.R. Horton, Inc. (S)	159,000	3,486,870

Household Furniture and Appliances (1.2%)
Whirlpool Corp. (S)	115,100	9,312,741

Insurance (8.9%)
ACE, Ltd. (Bermuda) (S)	186,300	10,034,118
Berkshire Hathaway, Inc. Class B (NON)	1,778	5,695,823
Chubb Corp. (The)	293,700	14,731,992
Everest Re Group, Ltd. (Barbados)	96,200	9,040,876
Genworth Financial, Inc. Class A	211,840	7,293,651
Hartford Financial Services Group, Inc. (The)	45,400	3,898,044
Prudential Financial, Inc.	212,100	15,570,261
		66,264,765

Investment Banking/Brokerage (2.8%)
Allied Capital Corp. (S)	385,600	11,795,504
Goldman Sachs Group, Inc. (The)	63,100	9,379,815
		21,175,319

Lodging/Tourism (0.7%)
Wyndham Worldwide Corp. (NON)	185,640	5,431,826

Machinery (1.8%)
Joy Global, Inc.	122,800	5,346,712
Parker-Hannifin Corp.	111,200	8,234,360
		13,581,072

Medical Technology (4.0%)
Baxter International, Inc.	222,300	9,865,674
Becton, Dickinson and Co.	135,200	9,423,440
Boston Scientific Corp. (NON)	611,100	10,657,584
		29,946,698

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	157,400	9,162,254

Oil & Gas (7.8%)
Devon Energy Corp.	144,300	9,017,307
Hess Corp. (S)	252,293	11,549,974
Marathon Oil Corp.	198,700	16,591,450
Occidental Petroleum Corp.	211,700	10,794,583
Valero Energy Corp.	180,200	10,343,480
		58,296,794

Pharmaceuticals (5.3%)
Merck & Co., Inc. (S)	45,900	1,861,245
Pfizer, Inc.	1,374,800	37,889,488
		39,750,733

Railroads (0.5%)
Norfolk Southern Corp.	83,200	3,555,136

Real Estate (0.6%)
Realogy Corp. (NON)	196,800	4,211,520

Restaurants (1.3%)
McDonald's Corp.	270,700	9,718,130

Retail (3.7%)
Home Depot, Inc. (The)	99,700	3,418,713
Kroger Co.	201,800	4,804,858
OfficeMax, Inc.	175,300	7,280,209

Ross Stores, Inc.	201,000	4,922,490
Supervalu, Inc.	242,500	6,925,800
		27,352,070

Technology Services (1.9%)
Autodesk, Inc. (NON)	149,600	5,200,096
McAfee, Inc. (NON)	393,700	8,960,612
		14,160,708

Technology Services (2.1%)
Accenture, Ltd. Class A (Bermuda)	442,000	13,109,720
VeriSign, Inc. (NON)	135,700	2,746,568
		15,856,288

Telecommunications (2.1%)
Sprint Nextel Corp. (S)	908,807	15,377,014

Tobacco (2.1%)
Loews Corp. - Carolina Group	276,600	15,838,116

Transportation Services (0.6%)
United Parcel Service, Inc. Class B	67,200	4,707,360

Waste Management (0.9%)
Waste Management, Inc.	197,200	6,760,016

Total common stocks (cost $735,530,070)		$741,075,235

SHORT-TERM INVESTMENTS (6.8%)(a)

	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.22% to 5.44% and
due dates ranging from September 1, 2006 to
October 6, 2006 (d)	$49,431,810	$49,350,190
Putnam Prime Money Market Fund (e)	1,107,368	1,107,368

Total short-term investments (cost $50,457,558)		$50,457,558

TOTAL INVESTMENTS

Total investments (cost $785,987,628)(b)		$791,532,793

NOTES

(a) Percentages indicated are based on net assets of $746,385,682.

(b) The aggregate identified cost on a tax basis is $786,157,428, resulting in gross unrealized appreciation and depreciation of $64,312,284 and $58,936,919, respectively, or net unrealized ap(de)preciation of $5,375,365.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2006, the value of securities loaned amounted to $47,104,764. The fund received cash collateral of $49,350,190 which is pooled with collateral of other Putnam funds into 42 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $205,641 for the period ended August 31, 2006. During the period ended August 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $136,890,971 and $145,498,235, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006